TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Tax loss carry-forwards	$ 6,027	$ 5,492
Allowances for doubtful accounts and accruals for employee benefits	108	111
Intangible assets	38	67
Depreciation, accruals for interest and other	724	808
Deferred tax asset before valuation allowance	6,897	6,478
Goodwill	(785)	(989)
Valuation allowance	(6,258)	(5,323)
Deferred tax liability, net	$ (146)	$ (166)